As filed with the Securities and Exchange Commission on May 16, 2011

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 7	☒

(Check appropriate box or boxes.)

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Secretary

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 Seventeenth Street, Suite 500

Denver, Colorado 80202

303-892-9400

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 6 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on May 16, 2011.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By: /s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas A. Carter Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	May 16, 2011

/s/ Jeremy O. May Jeremy O. May	Chief Financial Officer & Treasurer	May 16, 2011

/s/ Mary K. Anstine * Mary K. Anstine	Trustee	May 16, 2011

/s/ Jeremy W. Deems * Jeremy W. Deems	Trustee	May 16, 2011

/s/ David M. Swanson * David M. Swanson	Trustee	May 16, 2011

/s/ Scott Wentsel * Scott Wentsel	Trustee	May 16, 2011

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase